Consolidated Balance Sheets (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Statement Of Financial Position [Abstract]
Accounts receivable, allowance for uncollectible accounts	$ 34	$ 43
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	400,000,000	400,000,000
Common stock, shares outstanding	230,015,427	227,500,190